Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
C000049880
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,961	$ 11,868	$ 11,820	$ 11,728	$ 11,650	$ 11,619	$ 11,453	$ 11,303	$ 11,317	$ 11,272	$ 11,157	$ 11,048	$ 10,794	$ 10,888	$ 10,795	$ 10,802	$ 10,781	$ 10,511	$ 10,472	$ 10,346	$ 10,213	$ 10,510	$ 10,360	$ 10,132	$ 10,384	$ 10,690	$ 10,709	$ 10,715	$ 10,787	$ 10,780	$ 10,718	$ 10,764	$ 10,757	$ 10,708	$ 10,674	$ 10,693	$ 10,672	$ 10,624	$ 10,589	$ 10,608	$ 10,559	$ 10,485	$ 10,384	$ 10,178	$ 10,195	$ 10,185	$ 10,058	$ 9,865	$ 9,868	$ 9,570	$ 9,311	$ 10,288	$ 10,479	$ 10,485	$ 10,363	$ 10,292	$ 10,323	$ 10,262	$ 10,291	$ 10,206	$ 10,196	$ 10,250	$ 10,105	$ 10,147	$ 9,990	$ 9,736	$ 10,001	$ 10,105	$ 10,124	$ 10,071	$ 10,042	$ 9,979	$ 9,992	$ 10,005	$ 9,972	$ 9,962	$ 9,952	$ 9,892	$ 9,879	$ 9,890	$ 9,852	$ 9,872	$ 9,928	$ 9,855	$ 9,887	$ 9,860	$ 9,828	$ 9,843	$ 9,833	$ 9,813	$ 9,735	$ 9,703	$ 9,660	$ 9,617	$ 9,586	$ 9,544	$ 9,558	$ 9,528	$ 9,362	$ 9,198	$ 9,334	$ 9,472	$ 9,623	$ 9,715	$ 9,785	$ 9,899	$ 10,012	$ 10,017	$ 10,120	$ 10,083	$ 9,981	$ 9,955	$ 9,799	$ 9,794	$ 9,962	$ 9,946	$ 9,942	$ 10,044	$ 10,029	$ 10,046	$ 10,000
C000049881
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 13,107	12,994	12,916	12,804	12,711	12,668	12,476	12,303	12,309	12,251	12,117	12,004	11,718	11,796	11,703	11,702	11,655	11,369	11,317	11,157	11,005	11,319	11,164	10,893	11,172	11,480	11,492	11,490	11,561	11,544	11,469	11,510	11,493	11,433	11,387	11,399	11,368	11,308	11,263	11,274	11,215	11,127	11,011	10,783	10,793	10,775	10,631	10,419	10,414	10,103	9,821	10,837	11,031	11,029	10,892	10,809	10,834	10,762	10,784	10,687	10,669	10,718	10,557	10,593	10,422	10,148	10,417	10,507	10,531	10,468	10,430	10,344	10,362	10,356	10,313	10,296	10,291	10,207	10,199	10,203	10,156	10,170	10,220	10,136	10,150	10,127	10,087	10,094	10,066	10,049	9,950	9,922	9,870	9,808	9,780	9,729	9,725	9,698	9,522	9,347	9,480	9,613	9,749	9,847	9,900	10,008	10,116	10,124	10,210	10,176	10,065	10,020	9,867	9,855	10,005	9,983	9,982	10,067	10,044	10,054	10,000
C000049879
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,543	12,437	12,364	12,275	12,187	12,147	11,965	11,785	11,808	11,753	11,626	11,504	11,232	11,323	11,220	11,220	11,192	10,903	10,856	10,718	10,573	10,876	10,714	10,469	10,724	11,035	11,049	11,048	11,117	11,102	11,031	11,058	11,043	10,987	10,944	10,971	10,942	10,886	10,830	10,856	10,800	10,717	10,593	10,389	10,386	10,370	10,246	10,043	10,040	9,728	9,458	10,450	10,639	10,638	10,507	10,429	10,454	10,386	10,409	10,316	10,300	10,348	10,195	10,231	10,066	9,803	10,052	10,152	10,177	10,117	10,070	10,000	10,018	10,014	9,974	9,958	9,955	9,875	9,868	9,861	9,817	9,832	9,893	9,814	9,828	9,807	9,769	9,778	9,751	9,737	9,641	9,615	9,567	9,507	9,481	9,422	9,431	9,394	9,225	9,067	9,197	9,327	9,460	9,556	9,609	9,715	9,821	9,819	9,915	9,872	9,766	9,734	9,586	9,576	9,723	9,702	9,692	9,776	9,766	9,776	9,725
C000049882
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,322,603	1,311,112	1,303,117	1,293,487	1,283,946	1,277,807	1,260,008	1,240,788	1,242,954	1,237,019	1,223,325	1,210,238	1,181,366	1,190,701	1,179,614	1,179,400	1,176,163	1,145,639	1,140,392	1,125,684	1,110,265	1,140,266	1,124,527	1,098,658	1,125,192	1,157,542	1,158,696	1,158,339	1,165,386	1,163,587	1,155,917	1,158,515	1,156,712	1,150,567	1,145,866	1,148,412	1,143,741	1,139,068	1,132,967	1,135,438	1,129,371	1,120,446	1,107,272	1,085,677	1,085,178	1,083,268	1,070,134	1,048,659	1,048,164	1,015,413	987,013	1,090,326	1,108,360	1,108,090	1,094,166	1,087,108	1,089,521	1,082,257	1,083,027	1,074,468	1,071,246	1,077,410	1,061,185	1,063,425	1,047,399	1,019,806	1,045,506	1,055,652	1,058,038	1,051,581	1,046,414	1,038,967	1,039,405	1,039,964	1,035,611	1,033,763	1,033,209	1,024,760	1,022,557	1,022,854	1,018,095	1,019,386	1,025,574	1,017,067	1,018,353	1,015,984	1,011,826	1,012,482	1,009,562	1,007,838	997,781	994,878	989,630	983,242	980,386	974,051	974,733	970,780	954,216	936,581	949,837	963,043	976,564	986,285	991,480	1,002,274	1,012,978	1,013,670	1,022,209	1,018,707	1,007,527	1,002,947	987,495	986,196	1,001,165	999,882	998,595	1,006,976	1,004,635	1,005,504	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,524	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,798	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,780	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,416	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,524	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,798	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,780	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,416	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,329	11,140	11,429	11,324	11,487	11,518	11,094	10,613	10,783	11,064	11,135	11,143	11,183	11,306	11,238	10,960	11,251	10,915	10,964	10,575	10,714	11,198	11,524	11,249	11,428	11,355	11,803	12,140	12,277	12,547	12,579	12,542	12,546	12,655	12,679	12,539	12,452	12,411	12,314	12,470	12,652	12,744	12,726	12,602	12,659	12,666	12,769	12,581	12,502	12,444	12,227	12,299	12,082	11,854	11,862	11,868	11,833	11,896	11,595	11,570	11,426	11,227	11,224	11,013	11,019	10,903	10,707	10,643	10,728	10,798	10,728	10,726	10,739	10,663	10,743	10,674	10,777	10,902	10,852	10,866	10,860	10,912	10,815	10,769	10,780	10,697	10,615	10,621	10,550	10,529	10,514	10,769	10,852	10,859	10,871	10,803	10,612	10,609	10,569	10,473	10,399	10,258	10,291	10,318	10,316	10,247	10,262	10,191	10,303	10,328	10,365	10,318	10,416	10,202	10,192	10,120	10,022	10,090	9,980	10,005	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,132,904	1,114,018	1,142,886	1,132,429	1,148,657	1,151,820	1,109,355	1,061,293	1,078,310	1,106,426	1,113,539	1,114,316	1,118,305	1,130,616	1,123,805	1,095,965	1,125,054	1,091,476	1,096,422	1,057,531	1,071,408	1,119,790	1,152,352	1,124,866	1,142,794	1,135,473	1,180,262	1,213,989	1,227,685	1,254,717	1,257,936	1,254,225	1,254,571	1,265,528	1,267,942	1,253,922	1,245,173	1,241,118	1,231,390	1,246,960	1,265,231	1,274,368	1,272,614	1,260,248	1,265,901	1,266,595	1,276,902	1,258,110	1,250,235	1,244,441	1,222,706	1,229,944	1,208,198	1,185,386	1,186,213	1,186,817	1,183,253	1,189,589	1,159,543	1,156,998	1,142,648	1,122,718	1,122,431	1,101,284	1,101,923	1,090,344	1,070,674	1,064,320	1,072,798	1,079,751	1,072,848	1,072,593	1,073,914	1,066,304	1,074,294	1,067,448	1,077,664	1,090,220	1,085,239	1,086,634	1,086,005	1,091,202	1,081,501	1,076,867	1,077,952	1,069,718	1,061,526	1,062,083	1,054,992	1,052,926	1,051,443	1,076,916	1,085,217	1,085,853	1,087,096	1,080,266	1,061,199	1,060,927	1,056,870	1,047,261	1,039,884	1,025,768	1,029,094	1,031,820	1,031,649	1,024,718	1,026,192	1,019,108	1,030,342	1,032,829	1,036,548	1,031,757	1,041,550	1,020,158	1,019,205	1,012,026	1,002,177	1,009,025	998,007	1,000,517	1,000,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 15,712	15,565	15,472	15,342	15,203	15,101	14,857	14,678	14,680	14,540	14,372	14,190	13,875	13,901	13,756	13,761	13,682	13,326	13,272	13,115	12,986	13,288	13,091	12,817	13,101	13,445	13,416	13,409	13,479	13,430	13,345	13,366	13,330	13,245	13,183	13,184	13,136	13,060	12,993	12,993	12,917	12,766	12,596	12,322	12,297	12,219	12,040	11,808	11,676	11,249	10,764	12,284	12,448	12,379	12,185	12,113	12,168	12,112	12,145	12,048	12,019	12,045	11,850	11,870	11,684	11,394	11,692	11,798	11,802	11,721	11,674	11,589	11,575	11,556	11,508	11,476	11,453	11,344	11,299	11,286	11,219	11,176	11,180	11,104	11,109	11,068	11,020	11,011	10,956	10,895	10,771	10,742	10,655	10,563	10,485	10,337	10,334	10,243	10,044	9,774	9,826	9,891	9,996	10,084	10,103	10,169	10,240	10,241	10,284	10,265	10,171	10,133	9,992	9,959	10,086	10,036	10,010	10,070	10,055	10,058	10,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 15,712	15,565	15,472	15,342	15,203	15,101	14,857	14,678	14,680	14,540	14,372	14,190	13,875	13,901	13,756	13,761	13,682	13,326	13,272	13,115	12,986	13,288	13,091	12,817	13,101	13,445	13,416	13,409	13,479	13,430	13,345	13,366	13,330	13,245	13,183	13,184	13,136	13,060	12,993	12,993	12,917	12,766	12,596	12,322	12,297	12,219	12,040	11,808	11,676	11,249	10,764	12,284	12,448	12,379	12,185	12,113	12,168	12,112	12,145	12,048	12,019	12,045	11,850	11,870	11,684	11,394	11,692	11,798	11,802	11,721	11,674	11,589	11,575	11,556	11,508	11,476	11,453	11,344	11,299	11,286	11,219	11,176	11,180	11,104	11,109	11,068	11,020	11,011	10,956	10,895	10,771	10,742	10,655	10,563	10,485	10,337	10,334	10,243	10,044	9,774	9,826	9,891	9,996	10,084	10,103	10,169	10,240	10,241	10,284	10,265	10,171	10,133	9,992	9,959	10,086	10,036	10,010	10,070	10,055	10,058	10,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 15,712	15,565	15,472	15,342	15,203	15,101	14,857	14,678	14,680	14,540	14,372	14,190	13,875	13,901	13,756	13,761	13,682	13,326	13,272	13,115	12,986	13,288	13,091	12,817	13,101	13,445	13,416	13,409	13,479	13,430	13,345	13,366	13,330	13,245	13,183	13,184	13,136	13,060	12,993	12,993	12,917	12,766	12,596	12,322	12,297	12,219	12,040	11,808	11,676	11,249	10,764	12,284	12,448	12,379	12,185	12,113	12,168	12,112	12,145	12,048	12,019	12,045	11,850	11,870	11,684	11,394	11,692	11,798	11,802	11,721	11,674	11,589	11,575	11,556	11,508	11,476	11,453	11,344	11,299	11,286	11,219	11,176	11,180	11,104	11,109	11,068	11,020	11,011	10,956	10,895	10,771	10,742	10,655	10,563	10,485	10,337	10,334	10,243	10,044	9,774	9,826	9,891	9,996	10,084	10,103	10,169	10,240	10,241	10,284	10,265	10,171	10,133	9,992	9,959	10,086	10,036	10,010	10,070	10,055	10,058	10,000
DWS Index: Morningstar LSTA US Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 1,571,164	$ 1,556,547	$ 1,547,238	$ 1,534,168	$ 1,520,344	$ 1,510,149	$ 1,485,670	$ 1,467,768	$ 1,468,034	$ 1,454,040	$ 1,437,202	$ 1,418,964	$ 1,387,548	$ 1,390,101	$ 1,375,633	$ 1,376,065	$ 1,368,173	$ 1,332,627	$ 1,327,172	$ 1,311,463	$ 1,298,559	$ 1,328,825	$ 1,309,057	$ 1,281,725	$ 1,310,103	$ 1,344,498	$ 1,341,586	$ 1,340,945	$ 1,347,866	$ 1,342,982	$ 1,334,454	$ 1,336,586	$ 1,333,032	$ 1,324,522	$ 1,318,262	$ 1,318,436	$ 1,313,571	$ 1,305,985	$ 1,299,308	$ 1,299,340	$ 1,291,749	$ 1,276,570	$ 1,259,620	$ 1,232,192	$ 1,229,691	$ 1,221,943	$ 1,203,960	$ 1,180,849	$ 1,167,559	$ 1,124,864	$ 1,076,408	$ 1,228,358	$ 1,244,809	$ 1,237,892	$ 1,218,453	$ 1,211,336	$ 1,216,810	$ 1,211,160	$ 1,214,498	$ 1,204,840	$ 1,201,928	$ 1,204,540	$ 1,184,969	$ 1,187,041	$ 1,168,443	$ 1,139,426	$ 1,169,180	$ 1,179,824	$ 1,180,190	$ 1,172,131	$ 1,167,447	$ 1,158,882	$ 1,157,547	$ 1,155,599	$ 1,150,844	$ 1,147,610	$ 1,145,336	$ 1,134,417	$ 1,129,942	$ 1,128,632	$ 1,121,922	$ 1,117,553	$ 1,118,046	$ 1,110,406	$ 1,110,882	$ 1,106,835	$ 1,102,024	$ 1,101,138	$ 1,095,640	$ 1,089,543	$ 1,077,089	$ 1,074,246	$ 1,065,451	$ 1,056,325	$ 1,048,452	$ 1,033,666	$ 1,033,447	$ 1,024,315	$ 1,004,377	$ 977,441	$ 982,618	$ 989,076	$ 999,572	$ 1,008,406	$ 1,010,250	$ 1,016,854	$ 1,024,017	$ 1,024,080	$ 1,028,382	$ 1,026,455	$ 1,017,098	$ 1,013,333	$ 999,236	$ 995,931	$ 1,008,587	$ 1,003,602	$ 1,001,010	$ 1,007,019	$ 1,005,463	$ 1,005,750	$ 1,000,000